Risk Management Section - Schedule of Assets by Economic Sector - ING bank portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Forborne assets	€ 11,819.0	€ 14,880.0
Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	6,162.0	7,776.0
Natural resources [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	1,995.0	2,385.0
Real estate [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	1,467.0	1,775.0
Transportation & Logistics [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	988.0	1,319.0
Builders & Contractors [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	435.0	429.0
General Industries [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	329.0	411.0
Services [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	289.0	414.0
Food, Beverages & Personal Care [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	199.0	207.0
Utilities [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	177.0	259.0
Retail [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	82.0	49.0
Chemicals, Health & Pharmaceuticals [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	56.0	76.0
Non-Bank Financial Institutions [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	51.0	12.0
Telecom [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	39.0	152.0
Other [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	55.0	290.0
Performing [member]
Disclosure of financial assets [line items]
Forborne assets	5,849.0	7,922.0
Performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	2,776.0	3,978.0
Performing [member] | Natural resources [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	743.0	1,232.0
Performing [member] | Real estate [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	824.0	1,015.0
Performing [member] | Transportation & Logistics [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	398.0	685.0
Performing [member] | Builders & Contractors [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	174.0	269.0
Performing [member] | General Industries [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	140.0	112.0
Performing [member] | Services [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	137.0	198.0
Performing [member] | Food, Beverages & Personal Care [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	139.0	141.0
Performing [member] | Utilities [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	9.0	58.0
Performing [member] | Retail [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	56.0	18.0
Performing [member] | Chemicals, Health & Pharmaceuticals [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	52.0	65.0
Performing [member] | Non-Bank Financial Institutions [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	49.0	7.0
Performing [member] | Telecom [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	14.0	39.0
Performing [member] | Other [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	40.0	139.0
Non-performing [member]
Disclosure of financial assets [line items]
Forborne assets	5,969.0	6,958.0
Non-performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	3,386.0	3,799.0
Non-performing [member] | Natural resources [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	1,251.0	1,152.0
Non-performing [member] | Real estate [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	643.0	759.0
Non-performing [member] | Transportation & Logistics [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	590.0	634.0
Non-performing [member] | Builders & Contractors [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	261.0	160.0
Non-performing [member] | General Industries [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	189.0	299.0
Non-performing [member] | Services [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	151.0	216.0
Non-performing [member] | Food, Beverages & Personal Care [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	60.0	66.0
Non-performing [member] | Utilities [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	168.0	201.0
Non-performing [member] | Retail [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	26.0	31.0
Non-performing [member] | Chemicals, Health & Pharmaceuticals [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	4.0	11.0
Non-performing [member] | Non-Bank Financial Institutions [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	3.0	5.0
Non-performing [member] | Telecom [Member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	25.0	114.0
Non-performing [member] | Other [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	€ 15.0	€ 150.0